Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 1,383,379	$ 1,418,315
Equion Energia Limited
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 2,499,319	$ 2,234,067
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 1,274,654	$ 1,139,374
Additional value of the investment	375,693	375,693
Impairment	(314,460)	(322,388)
Unrealized gain	(7,612)
Carrying amount of the investment	1,328,275	1,192,679
Offshore International Group
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 543,620	$ 736,847
% of Ecopetrol's ownership	50.00%	50.00%
Ecopetrol's ownership	$ 271,811	$ 368,424
Additional value of the investment	341,447	341,447
Impairment	(609,826)	(530,330)
Carrying amount of the investment	$ 3,432	$ 179,541